Certain risks and concentration (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Guangzhou Huaduo Beijing Huanju Shidai	Dec. 31, 2013 Guangzhou Huaduo Beijing Tuda	Dec. 31, 2013 Guangzhou Huaduo Mr. David Xueling Li, CEO	Dec. 31, 2013 Guangzhou Huaduo Mr. Jun Lei, Chairman of the Company	Dec. 31, 2013 Guangzhou Huaduo Mr. Tony Bin Zhao, Director and Chairman of Technology Committee	Dec. 31, 2013 Guangzhou Huaduo Mr. Jin Cao, General Manager of Website Department	Dec. 31, 2013 Beijing Tuda	Dec. 31, 2013 Beijing Tuda Mr. David Xueling Li, CEO	Dec. 31, 2013 Beijing Tuda Mr. Tony Bin Zhao, Director and Chairman of Technology Committee	Dec. 31, 2013 Beijing Tuda Mr. Jin Cao, General Manager of Website Department	Dec. 31, 2013 Beijing Tuda and Guangzhou Huaduo Beijing Huanju Shidai	Dec. 31, 2012 Beijing Tuda and Guangzhou Huaduo WOFEs	Dec. 31, 2011 Beijing Tuda and Guangzhou Huaduo WOFEs
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Number of VIEs through which the group operates online business	2
Equity interests ownership (as a percent)					99.00%	0.50%	0.44%	0.04%	0.02%	100.00%	97.70%	1.50%	0.80%
Term of contractual agreements		10 years	30 years
Maximum percentage of the income of VIEs which may be charged as service fees														100.00%
Maximum percentage of the profits payable by VIEs														100.00%
Number of VIEs or their shareholders entitled to terminate the contracts prior to the expiration date	0
Service fees				31,153											0	0